Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies
Commitments and Contingencies

Note 14 – Commitments and Contingencies

As part of the intellectual asset purchase agreement with MFB California, the Company is subject to royalties of 10% derived from gross invoiced sales of the MFB product excluding funds received for sales and use tax (Note 11).